INCOME TAX EXPENSE - Deferred tax assets have not been recognised (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 0.0	R 20.3
Estimated tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	16.7	22.0
Estimated tax losses - Capital nature [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	325.2	324.0
Unredeemed capital expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 253.3	R 254.7